SHORT-TERM INVESTMENTS, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 15, 2019 USD ($)
Short-term investments	¥ 0	¥ 0
Impairment of short-term investment	¥ 67,169
Cornerstone Management, Inc
Short-term investments | $			$ 10,000
Interest rate on investments			8.00%